Derivative Financial Instruments and Hedge Accounting_Gains And Losses From Hedging Instruments(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Income tax effect	₩ (24,500)	₩ 3,194	₩ 10,292
Fair value hedge
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	62,426	(10,486)	(19,508)
Gains(losses) on hedging instruments	89,179	34,070	(160,416)
Gains(losses) on the hedged items attributable to the hedged risk	(26,899)	(44,655)	135,556
Total	62,280	(10,585)	(24,860)
Interest rate
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	5,742	2,753	1,186
Currency
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	56,684	(13,239)	(20,694)
Cash Flow Hedge
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains(losses) on hedging instruments	(55,240)	(64,531)	(23,022)
Effective portion of losses on cash flow hedging instruments (amount recognized in other comprehensive income)	(48,034)	(65,323)	(24,672)
Ineffective portion of losses on cash flow hedging instruments (amount recognized in profit or loss)	(7,206)	792	1,650
Reclassification to profit or loss	39,190	21,604	15,234
Income tax effect	7,580	10,537	400
Other comprehensive income (loss) after tax	(1,264)	(33,182)	(9,038)
Hedge of net investments in foreign operations
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains(losses) on hedging instruments	88,769	(13,410)	(25,096)
Effective portion of gains(losses) on hedge of net investments in foreign operations(amount recognized in other comprehensive income)	88,769	(13,410)	(25,096)
Ineffective portion of gains(losses) on hedge of net investments in foreign operations (amount recognized in profit or loss)	0	0	0
Reclassification to profit or loss	0	1,316	(12,330)
Income tax effect	(24,500)	3,194	10,292
Other comprehensive income (loss) after tax	₩ 64,269	₩ (8,900)	₩ (27,134)